Condensed Financial Information of the Parent Company (Details 1) - USD ($)	12 Months Ended
	Mar. 31, 2019	Mar. 31, 2018
Operating expenses:
Total operating expenses	$ 10,404,195	$ 9,111,415
Net income and comprehensive income	$ 18,721,979	$ 17,489,940
Net income per common share - basic and diluted	$ 0.81	$ 0.76
Weighted average number of common shares outstanding - basic and diluted	23,000,000	23,000,000
Happiness Biotech Group Limited [Member]
Operating expenses:
Total operating expenses
Net income and comprehensive income
Net income per common share - basic and diluted
Weighted average number of common shares outstanding - basic and diluted	23,000,000	23,000,000